Redeemable Convertible Preferred Stock - Summary of Preferred Stock Is Summarized (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred Stock Summarized [Line Items]
Total Shares Authorized	215,060,316	215,060,316	215,060,316
Total Shares Issued and Outstanding	207,952,902	215,038,192	215,038,192
Carrying Value	$ 330,028,000	$ 338,028,000	$ 338,028,000
Liquidation Preference	$ 329,001,000	$ 337,001,000	$ 337,001,000
Common Shares Issuable Upon Conversion	207,952,902	215,038,192	215,038,192
Series A1 Preferred Stock [Member]
Preferred Stock Summarized [Line Items]
Total Shares Authorized	33,222,339	33,222,339	33,222,339
Total Shares Issued and Outstanding	26,114,925	33,200,215	33,200,215
Carrying Value	$ 29,486,000	$ 37,486,000	$ 37,486,000
Liquidation Preference	$ 29,486,000	$ 37,486,000	$ 37,486,000
Common Shares Issuable Upon Conversion	26,114,925	33,200,215	33,200,215
Series A2 Preferred Stock [Member]
Preferred Stock Summarized [Line Items]
Total Shares Authorized	14,936,323	14,936,323	14,936,323
Total Shares Issued and Outstanding	14,936,323	14,936,323	14,936,323
Carrying Value	$ 16,807,000	$ 16,807,000	$ 16,807,000
Liquidation Preference	$ 14,936,000	$ 14,936,000	$ 14,936,000
Common Shares Issuable Upon Conversion	14,936,323	14,936,323	14,936,323
Series A3 Preferred Stock [Member]
Preferred Stock Summarized [Line Items]
Total Shares Authorized	6,146,592	6,146,592	6,146,592
Total Shares Issued and Outstanding	6,146,592	6,146,592	6,146,592
Carrying Value	$ 9,035,000	$ 9,035,000	$ 9,035,000
Liquidation Preference	$ 9,035,000	$ 9,035,000	$ 9,035,000
Common Shares Issuable Upon Conversion	6,146,592	6,146,592	6,146,592
Series B Preferred Stock [Member]
Preferred Stock Summarized [Line Items]
Total Shares Authorized	76,187,917	76,187,917	76,187,917
Total Shares Issued and Outstanding	76,187,917	76,187,917	76,187,917
Carrying Value	$ 114,732,000	$ 114,732,000	$ 114,732,000
Liquidation Preference	$ 115,044,000	$ 115,044,000	$ 115,044,000
Common Shares Issuable Upon Conversion	76,187,917	76,187,917	76,187,917
Series C Preferred Stock [Member]
Preferred Stock Summarized [Line Items]
Total Shares Authorized	84,567,145	84,567,145	84,567,145
Total Shares Issued and Outstanding	84,567,145	84,567,145	84,567,145
Carrying Value	$ 159,968,000	$ 159,968,000	$ 159,968,000
Liquidation Preference	$ 160,500,000	$ 160,500,000	$ 160,500,000
Common Shares Issuable Upon Conversion	84,567,145	84,567,145	84,567,145